UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005






                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital ..................     1

Statement of Operations ................................................     2

Statement of Changes in Members' Capital ...............................     3

Statement of Cash Flows ................................................     4

Notes to Financial Statements ..........................................     5

Schedule of Portfolio Investments ......................................     11

                                                    UBS MULTI-STRAT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $123,500,000)      $123,677,581
Cash and cash equivalents                                             3,984,344
Interest receivable                                                       7,495
Other assets                                                              1,571
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        127,670,991
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Organization costs                                                   315,908
   Fund Asset Based Fee                                                 136,786
   Professional fees                                                     65,670
   Registration fees                                                     43,209
   Administrator fee                                                     31,566
   Administration fee                                                    22,851
   Other                                                                 30,094
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       646,084
--------------------------------------------------------------------------------

NET ASSETS                                                         $127,024,907
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $126,847,326
Accumulated net unrealized appreciation on investments                  177,581
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $127,024,907
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.


                                                                        STATEMENT OF OPERATIONS
                                                                                    (UNAUDITED)

-----------------------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED JUNE 30, 2005

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                            $    52,256
------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                  52,256
------------------------------------------------------------------------------------------------

EXPENSES
Fund Asset Based Fee                                                                    687,767
Administrator fee                                                                       158,716
Organization costs                                                                      152,164
Professional fees                                                                       112,062
Administration fee                                                                       50,908
Miscellaneous                                                                            20,595
------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                        1,182,212
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                  (1,129,956)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
       AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from foreign currency transactions                                     53,841
Change in net unrealized appreciation/depreciation from investments                  (1,747,600)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                    (1,693,759)
------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                      $(2,823,715)
------------------------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.


                                                                                   STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                                              SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND PERIOD ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
                                                          UBS FUND
                                                       ADVISOR, L.L.C.                    MEMBERS                 TOTAL
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT OCTOBER 1, 2004                       $      --                   $         --            $          --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (876)                      (468,606)                (469,482)
  Change in net unrealized
         appreciation/depreciation from investments           3,533                      1,921,648                1,925,181
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              2,657                      1,453,042                1,455,699
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                      100,000                     64,569,917               64,669,917
  Offering costs                                                (12)                        (3,968)                  (3,980)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                           99,988                     64,565,949               64,665,937
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                     $ 102,645                   $ 66,018,991            $  66,121,636
----------------------------------------------------------------------------------------------------------------------------

DECREASE FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (890)                    (1,129,066)              (1,129,956)
  Change in net unrealized
         appreciation/depreciation from investments          (1,847)                    (1,691,912)              (1,693,759)
----------------------------------------------------------------------------------------------------------------------------
NET  DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             (2,737)                    (2,820,978)              (2,823,715)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            -                     63,750,144               63,750,144
  Offering costs                                                (20)                       (23,138)                 (23,158)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                      (20)                    63,727,006               63,726,986
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                         $  99,888                   $126,925,019            $ 127,024,907
-----------------------------------------------------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.


                                                                                  STATEMENT OF CASH FLOWS
                                                                                              (UNAUDITED)

---------------------------------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED JUNE 30, 2005

---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                     $ (2,823,715)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                      (71,500,000)
Change in net unrealized appreciation/depreciation from investments                             1,747,600

Changes in assets and liabilities:
(Increase) decrease in assets:
      Advance subscription in Investment Funds                                                  1,500,000
      Interest receivable                                                                           8,762
      Other assets                                                                                 (1,571)
Increase in payables:
      Organization costs                                                                          152,164
      Fund Asset Based-Fee                                                                         65,940
      Professional fees                                                                             1,470
      Registration fees                                                                               210
      Administrator fee                                                                            15,217
      Administration fee                                                                           12,916
      Other                                                                                        21,718
----------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                         (70,799,289)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                           63,750,144
Offering costs                                                                                    (23,158)
----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                      63,726,986

Net decrease in cash and cash equivalents                                                      (7,072,303)
Cash and cash equivalents--beginning of period                                                 11,056,647
----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                     $  3,984,344
----------------------------------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2004.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is an indirect wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members in September 2005 and December 2005 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2005 there were no open repurchase agreements.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Fund Asset-Based Fee") at an annual rate of 1.30% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Fund Asset-Based Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Adviser's capital account. A portion of the Fund Asset-Based Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amount to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Fund Asset-Based Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

         The Adviser has voluntarily undertaken to bear certain initial organization and offering costs otherwise borne by the Fund and its Members during the Fund's first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering costs in excess of 0.25% of total Members' capital as a result of the Fund's start-up.

         In order to achieve a more equitable distribution of the impact of certain initial organization and offering costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

         Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $9,249.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

   5.    CREDIT FACILITY

         Effective January 12, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a pro

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   5.    CREDIT FACILITY (CONTINUED)

         rata basis, based on the amount of the aggregate commitment, which has not been utilized of 25 basis points per annum. The Fund had no borrowings outstanding at June 30, 2005.

   6.    SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the period ended June 30, 2005 amounted to $71,500,000.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

   7.    INVESTMENTS

         As of June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2005.


         Investment Objective                                        Cost                  Fair Value
         --------------------                                        ----                  ----------
          Long/Short Equity                                     $ 28,143,962              $ 28,184,430
          Distressed/Cap Structure                                28,032,418                28,072,726
          Global Macro                                            23,695,548                23,729,620
          Special Situations                                      23,649,099                23,683,104
          Convertible Arbitrage                                    9,075,139                 9,088,188
          Fixed Income Arbitrage                                   5,778,989                 5,787,299
          Merger Arbitrage                                         1,134,188                 1,135,819
          Other                                                    3,990,657                 3,996,395
                                                                ------------              ------------
                Total                                           $123,500,000              $123,677,581
                                                                ============              ============

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

   8.    INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   9.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

   10.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                        PERIOD
                                                                                                   OCTOBER 1, 2004
                                                                                                  (COMMENCEMENT OF
                                                                    SIX MONTH ENDED              OPERATIONS) THROUGH
                                                                     JUNE 30, 2005                DECEMBER 31, 2004
                                                                     -------------                -----------------
      Ratio of net investment loss to average net assets***              (2.28)%*                       (3.94)%*
      Ratio of total expenses to average net assets(a), ***               2.39%*                         4.33%*
      Portfolio turnover rate                                             0.00%                          0.00%
      Total return**                                                     (2.69)%                         2.65%
      Net asset value at end of period                                $127,024,907                    $66,121,636

           a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

           *      Annualized.

          ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.


   11.   SUBSEQUENT EVENT

         Effective July 1, 2005, the Fund has redeemed approximately $14,957,000 in interests from Investment Funds. Effective July 1, 2005, the Fund along with other UBS sponsored funds renewed its unsecured revolving line of credit with Harris Trust and Savings Bank the expiry date of the agreement is June 30, 2006.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                         SCHEDULE OF INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------


                                                                                                    REALIZED AND
                                                                                                     UNREALIZED
                                                                                     % OF               GAIN
                                                                                    MEMBERS'            FROM
INVESTMENT FUND:                                  COST            FAIR VALUE        CAPITAL          INVESTMENTS       LIQUIDITY
----------------                                  ----            ----------        -------          -----------       ---------
Aspen Partners Series A                         $4,000,000          $3,800,334        2.99  %         $  (340,907)     Annually

Atticus Alpha, Ltd.                              6,450,000           6,342,817        4.99               (349,704)     Quarterly

Bridgewater Pure Alpha Trading Company, Ltd.     6,500,000           6,824,320        5.37                192,035       Monthly

Chatham Asset Partners High Yield Fund           5,450,000           5,594,832        4.40                 50,204      Quarterly

DE Shaw Oculus Fund, LLC                         8,000,000           9,244,282        7.28              1,064,748      Quarterly

Epsilon Global Active Fund II, L.P.              7,450,000           7,461,181        5.87                (7,825)      Quarterly

Eminence Partners, L.P.                          5,000,000           5,165,897        4.07                378,311      Quarterly

East Side Capital, L.P.                          4,000,000           4,378,311        3.45                165,897      Quarterly

Imperium Market Neutral Fund (QP), L.P.          6,450,000           5,798,175        4.56              (975,414)      Quarterly

Kamunting Street Capital Management, L.P.        3,300,000           3,240,971        2.55              (123,001)      Quarterly

Loch Capital Fund I                              6,450,000           6,702,361        5.28                174,439      Quarterly

Mariner Credit Risk Advisors Relative
Value Fund, L.P.                                 8,750,000           8,759,361        6.90               (35,271)      Quarterly

Marathon Structured Finance Fund, L.P.
(Class A)                                        5,000,000           5,134,324        4.04                134,324      Quarterly

Meditor Cobra Fund (C) Limited                   3,500,000           3,103,274        2.44              (629,015)       Monthly

Olea Global Partners Fund                        8,000,000           7,661,018        6.03              (324,345)       Monthly

OTA Multi-Strategy Fund, L.P.                    6,500,000           6,055,144        4.77              (482,856)       Monthly

OZ Domestic Partner, L.P.                        8,000,000           8,112,990        6.39                112,990      Quarterly

Precept Domestic Fund II, L.P.                   6,200,000           5,787,299        4.56              (369,352)      Quarterly

Seneca Capital, L.P.                             6,200,000           6,681,749        5.26                110,308       Annually

Waterstone Market Neutral Fund, L.P.             5,300,000           4,792,528        3.77              (529,578)      Quarterly

Whitney New Japan Partners, L.P.                 3,000,000           3,036,413        2.39                 36,412      Quarterly
                                              ------------        ------------      --------          ------------
TOTAL                                         $123,500,000        $123,677,581       97.36 %          $(1,747,600)
                                              ============        ============      ========          ===========


     The preceding notes are an integral part of these financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO OMITTED] UBS WEALTH MANAGEMENT                UBS FINANCIAL SERVICES INC.
                                                    1285 Avenue of the Americas
                                                    New York, NY 10019-6028
                                                    Tel. 800-486-2608
                                                    Fax 212-713-4580

                                                    Alternative Investment Group
                                                    altinvestments@ubs.com

                                                    www.ubs.com


UBS MULTI-STRAT FUND, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Fund Advisor, LLC






UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Multi-Strat Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date         August 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.